Stockholders' equity (Detail Textuals 5)	6 Months Ended	1 Months Ended
	Jun. 30, 2014	Feb. 29, 2012
Share-Based Compensation Arrangement By Share-Based Payment Award [Line Items]
Percentage of equity securities deemed granted to principle founders of entity on pro rata basis as per ownership	66 2/3
Stock Options [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award [Line Items]
Threshold percentage of share capital on fully diluted basis for common stock authorized to issue		7.50%
Stock Options [Member] | Minimum [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award [Line Items]
Requisite service period	6 months
Contractual term	6 months
Stock Options [Member] | Maximum [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award [Line Items]
Requisite service period	3 years
Contractual term	3 years